Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo	6 Months Ended
Jun. 30, 2025
Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo [Abstract]
Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo

Note 12 – Subsequent Event: Loan-for-Equity Conversion Agreement With Apollo

Subsequent to June 30, 2025, the Company entered into an agreement with Apollo to convert the outstanding loan receivable into equity of Apollo. Under the executed terms, the Company will receive approximately 7.5% of Apollo’s fully diluted equity in exchange for extinguishment of the loan receivable.

The transaction represents a non-cash financing activity and will be recognized in accordance with ASC 321 (Investments in Equity Securities) upon closing.

Management determined that this does not require adjustment to the June 30, 2025 balances but should be disclosed as a non-recognized subsequent event under ASC 855.

On November 17, 2025, the Company held a special general meeting of shareholders to vote on the previously announced merger with MBody AI Corp. Approximately 98% of votes cast were in favor of the transaction.

The merger is expected to transform the Company into a Nasdaq-listed embodied-AI enterprise, subject to final regulatory and procedural conditions.

This event did not impact the Company’s financial position as of June 30, 2025 and is therefore disclosed as a non-recognized subsequent event under ASC 855.